SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                         RULE 23C-2 NOTICE OF INTENTION
                              TO REDEEM SECURITIES

                                       OF

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                              1001 Warrenville Road
                              Lisle, Illinois 60532

                                    under the

                         Investment Company Act of 1940

                    Investment Company Act File No. 811-21344


(1) Title of the class of securities of the First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") to be redeemed:

     Money Market Cumulative Preferred (MMP) Shares, par value of $.01 per share, liquidation preference of $25,000 per share (the "MMP Shares").

(2) The date on which the securities are to be called or redeemed:

     June 19, 2008

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

     The MMP Shares are to be redeemed pursuant to Part I, Section 3(a)(i) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Money Market Cumulative Preferred Shares, as amended.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

     The Fund intends to redeem, by lot (as determined by The Depository Trust Company), 1,400 of the 2,280 outstanding MMP Shares, which have an aggregate liquidation preference of $35 million.


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                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of Illinois, on this 19th day of May, 2008.


                                FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                                     INCOME FUND



                                By:  /s/ James A. Bowen
                                     ----------------------------
                                Name:  James A. Bowen
                                Title: President